Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest	$ 2.2	$ 2.3
Inventory	1.7	1.5
Other prepaid expenses	1.4	1.3
Other current assets	1.3	1.1
Prepaid expenses and other current assets	$ 6.6	$ 6.2